OTHER INCOME (EXPENSE) - NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
Other income (expense)-net for the three months ended March 31, 2015 and 2014 consisted of the following:

	Three Months Ended
	March 31,
	2015	2014

Foreign exchange gain (loss)	$31,463	$(203,264)
Other	14,658	3,379
Other income (expense) - net	$46,121	$(199,885)

Other (expense) income net for the years ended December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013
Foreign exchange (loss) gain	$(122,163)	$199,919
Other	(12,552)	30,227
Other (expense) income - net	$(134,715)	$230,146